Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2023	4.8	8.7	23.9	37.4
Additional provision in the period	17.1	—	0.5	17.6
Release of provision	(0.4)	—	(0.5)	(0.9)
Utilization of provision	(4.0)	—	(7.4)	(11.4)
Foreign exchange	(0.1)	—	0.1	—
Balance as of June 30, 2023	17.4	8.7	16.6	42.7

Analysis of total provisions:			June 30, 2023	December 31, 2022
Current			42.7	36.1
Non-current			—	1.3
Total			42.7	37.4